Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	25–49
Pressure regulation and management system facility [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	24
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	9